--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS August 31, 1997
--------------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT
ISSUER                                     (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------
 TAX-EXEMPT COMMERCIAL
      PAPER -- 0.4%
Utah State,
   3.80% due 10/07/97 ......................    $ 2,000             $ 2,000,000
                                                                    -----------
 GENERAL OBLIGATION
      BONDS AND NOTES -- 1.9%
California School Cash Reserve Notes,
   4.75% due 7/02/98 .......................      4,000               4,028,851
Chicago, Illinois,
   3.55% due 10/31/97 ......................      5,300               5,300,000
                                                                    -----------
                                                                      9,328,851
                                                                    -----------
 ANNUAL AND SEMI-ANNUAL
      TENDER REVENUE BONDS AND
      NOTES (PUTS) -- 14.8%
Arkansas State Development
   Finance Authority, AMT,
   3.80% due 11/05/97 ......................      2,000               2,000,000
Chicago, Illinois,
   3.65% due 2/05/98 .......................      3,800               3,800,000
Clackmas County, Oregon,
   Hospital Facilities Authority,
   3.55% due 10/01/97 ......................      2,700               2,700,000
Columbus, Ohio, Sewer Improvement,
   9.00% due 9/15/97 .......................      1,000               1,002,019
Denver, Colorado,
   County & City Excise Tax Revenue,
   7.60% due 9/01/97 .......................      1,000               1,010,000
District of Columbia,
   3.75% due 12/01/97 ......................      4,000               4,000,000
District of Columbia,
   3.90% due 12/01/97 ......................      1,000               1,000,000
Hawaii State Department of Budget
   and Finance Revenue,
   3.50% due 9/01/97 .......................      4,100               4,100,000
Indianapolis, Indiana,
   4.38% due 1/08/98 .......................      6,600               6,614,050
Kentucky State Turnpike
   Authority Resource Recovery,
   3.35% due 7/01/98 .......................      7,000               7,000,000
Lower Neches Valley, Texas,
   Pollution Control Revenue,
   3.75% due 2/17/98 .......................      1,600               1,600,000
Marion County, Tennessee,
   Industrial Environmental, AMT,
   3.85% due 2/02/98 .......................      3,000               3,000,000
Maryland State Community
   Development Administration, AMT,
   4.00% due 9/01/97 .......................      1,500               1,500,000
Oklahoma State Water Resource Board
   State Loan Revenue,
   3.50% due 9/01/97 .......................      7,000               7,000,000
Oklahoma State Water Resource Board
   State Loan Revenue,
   3.50% due 9/02/97 .......................      3,750               3,750,000
Oklahoma State Water Resource Board
   State Loan Revenue,
   3.70% due 9/02/97 .......................      7,250               7,250,000
Pennsylvania State Higher Education
   Revenue, 3.85% due 9/23/97 ..............      3,000               3,000,000
Platte County, Missouri, Public
   Building Corp.,
   4.50% due 9/01/97 .......................      1,205               1,205,000
Rhode Island Housing & Mortgage
   Finance Authority, AMT,
   3.70% due 12/02/97 ......................      1,500               1,500,000
Rhode Island State Resource Recovery,
   4.25% due 7/31/98 .......................      1,000               1,002,635
Utah County
   Environmental Control Revenue,
   3.75% due 1/15/98 .......................      2,000               2,000,000
Utah Water
   Finance Agency Revenue,
   3.75% due 10/01/97 ......................      1,000               1,000,078
Venango, Pennsylvania,
   Industrial Development Revenue,
   3.70% due 10/28/97 ......................      2,000               2,000,000
York County, South Carolina,
   Pollution Control,
   3.55% due 9/15/97 .......................      2,495               2,495,000
                                                                    -----------
                                                                     71,528,782
                                                                    -----------
 REVENUE, TAX, BOND AND
      TAX REVENUE ANTICIPATION
      NOTES -- 10.1%
Bowling Green, Ohio, BANs,
   4.00% due 12/04/97 ......................      2,000               2,001,681
Gardner, Massachusetts, BANs,
   4.30% due 11/07/97 ......................      5,000               5,004,279
Highland, Indiana, TANs,
   4.25% due 12/31/97 ......................      1,500               1,501,771
Idaho State, TANs,
   4.63% due 6/30/98 .......................      1,500               1,508,898
Illinois State, Refunding,
   5.13% due 12/01/97 ......................      1,300               1,303,987
Iowa State School Cash
   Anticipation Program,
   4.50% due 6/26/98 .......................      3,000               3,016,508
Kankakee, Wyoming,
   Industrial School Corp., TANs,
   4.10% due 12/30/97 ......................      3,570               3,573,977
Lake County, Indiana, TANs,
   4.25% due 12/31/97 ......................      2,920               2,922,803
Los Angeles County, California, TRANs,
   4.50% due 6/30/98 .......................      4,500               4,523,297
Mason, Ohio, BANs,
   4.10% due 12/18/97 ......................      1,400               1,401,205
Penn Harris Madison
   Industrial School Corp., TANs,
   4.10% due 12/31/97 ......................      2,365               2,368,043
Richmond, Indiana,
   Dormitory Community Schools,
   TANs, 4.10% due 12/31/97 ................      1,000               1,000,638
Salem, Ohio,
   City School District, BANs,
   4.00% due 3/05/98 .......................      1,350               1,350,637
South Dakota Educational
   Student Revenue, AMT,
   3.95% due 11/05/97 ......................      5,000               5,000,000
Texas State, RANs,
   6.50% due 10/01/97 ......................      3,000               3,006,450
Texas State, TRANs,
   4.75% due 8/31/98 .......................      8,000               8,070,480
Will County, Illinois,
   Community School District, TANs,
   4.42% due 10/17/97 ......................      1,000               1,000,638
                                                                    -----------
                                                                     48,555,292
                                                                    -----------
 VARIABLE RATE DEMAND
      NOTES* -- 76.7%
Adams County, Colorado, Industrial
   Development Revenue,
   due 12/01/03 ............................      2,500               2,500,000
Adams County, Colorado, Industrial
   Development Revenue,
   due 12/01/15 ............................      5,200               5,200,000
Alameda County, California, Industrial
   Development Authority,
   due 5/01/03 .............................        500                 500,000
Alexander, Virginia, Industrial
   Development Authority,
   due 7/01/26 .............................      1,800               1,800,000
Arapahoe County, Colorado,
   Revenue Authority,
   due 7/01/07 .............................      2,125               2,125,000
Arizona Health Facilities Authority
   Revenue, due 7/01/16 ....................      6,300               6,300,000
Atlanta, Georgia, Urban Resource
   Finance Authority,
   due 12/01/08 ............................      6,500               6,500,000
Baltimore, Maryland, Port Facilities
   Authority, due 10/14/11 .................      1,000               1,000,000
Beloit, Kansas, Industrial Development
   Authority, due 12/01/16 .................      4,000               4,000,000
Bexar County, Texas, Health Facilities
   Development, due 7/11/11 ................        960                 960,000
Bexar County, Texas,
   Housing Finance Authority,
   due 9/15/26 .............................      1,900               1,900,000
Botetourt County, Virginia,
   Industrial Development Authority,
   AMT, due 7/01/11 ........................      2,100               2,100,000
Boulder County, Colorado, Industrial
   Development Revenue,
   due 12/01/04 ............................      2,565               2,565,000
Burke County, Georgia, Development
   Authority, due 1/01/16 ..................      5,000               5,000,000
Burke County, Georgia, Development
   Authority, due 7/01/24 ..................      2,100               2,100,000
Carrollton, Georgia, Payroll
   Development Authority,
   due 3/01/15 .............................      1,750               1,750,000
Carthage, Missouri, Industrial
   Development Authority Revenue,
   due 4/01/07 .............................      2,000               2,000,000
Carthage, Missouri, Industrial
   Development Authority Revenue,
   due 9/01/30 .............................      1,000               1,000,000
Cherokee County, South Carolina,
   Industrial Revenue, AMT,
   due 8/01/19 .............................        200                 200,000
Chicago, Illinois, O'Hare International
   Airport Revenue, due 1/01/15 ............      1,985               1,985,000
Clarksville, Tennessee, Public
   Building Authority, due 10/01/25 ........      1,000               1,000,000
Clayton County, Georgia,
   Housing Authority, due 1/01/21 ..........        865                 865,000
Colorado, Health Facilities
   Authority Revenue, due 5/15/25 ..........      2,300               2,300,000
Columbus, Indiana, Economic
   Development Revenue, AMT,
   due 1/01/00 .............................      1,440               1,440,000
Columbus, Ohio,
   due 12/01/17 ............................      1,500               1,500,000
Connecticut State,
   due 5/15/14 .............................      4,000               4,000,000
Dade County, Florida, Special Revenue,
   due 8/01/15 .............................      6,700               6,700,000
Davidson County, North Carolina,
   Industrial Facilities Revenue, AMT,
   due 6/01/17 .............................      4,000               4,000,000
De Kalb County, Georgia,
   Multifamily Housing Revenue,
   due 6/01/25 .............................      4,300               4,300,000
Director State, Nevada,
   Department Of Business, AMT,
   due 8/01/20 .............................        955                 955,000
District of Columbia,
   due 10/01/15 ............................        500                 500,000
East Baton Rouge, Louisiana,
   Pollution Control Revenue,
   due 10/01/99 ............................      1,700               1,700,000
Effingham County, Georgia,
   Development Authority,
   due 4/01/37 .............................        200                 200,000
Eloy, Arizona, Industrial Development
   Authority Revenue, AMT,
   due 8/01/20 .............................      1,000               1,000,000
Farmington, New Mexico, Pollution
   Control Revenue, due 9/01/24 ............        600                 600,000
Fayetteville, Arkansas, Industrial
   Development, AMT, due 12/01/04 ..........      1,100               1,100,000
Florida Capital Projects Finance
   Authority Revenue, due 8/01/17 ..........      5,000               5,000,000
Florida Housing Finance Authority,
   due 12/01/08 ............................        600                 600,000
Florida Housing Finance Authority,
   AMT, due 9/01/26 ........................      2,875               2,875,000
Forsyth County, Georgia, Industrial
   Development Revenue,
   due 1/01/07 .............................      2,000               2,000,000
Fort Wayne, Indiana, Economic
   Development Revenue,
   due 12/01/03 ............................      1,000               1,000,000
Fort Wayne, Indiana, Hospital
   Authority Revenue, due 1/01/16 ..........      1,000               1,000,000
Fox Lake, Wisconsin, Redevelopment
   Authority Revenue, AMT,
   due 6/01/09 .............................      1,760               1,760,000
Franklin County, Ohio, Health Systems
   Revenue, due 7/01/15 ....................        100                 100,000
Fulton County, Georgia, Development
   Authority, AMT, due 6/01/27 .............        500                 500,000
Germantown, Wyoming, Industrial
   Development Authority,
   due 8/01/11 .............................        955                 955,000
Gila County, Arizona, Industrial
   Development Authority,
   due 11/01/25 ............................      1,800               1,800,000
Golden County, Georgia, Industrial
   Development Authority Revenue,
   due 8/01/17 .............................      1,000               1,000,000
Green River, Wyoming, Pollution Control
   Revenue, due 6/01/99 ....................      2,800               2,800,000
Gulf Coast, Texas, Industrial
   Development Authority, AMT,
   due 5/01/24 .............................        300                 300,000
Gwinett County, Georgia, Industrial
   Development Revenue, AMT,
   due 6/01/05 .............................      1,500               1,500,000
Gwinett County, Georgia, Industrial
   Development Revenue, AMT,
   due 3/01/17 .............................      1,000               1,000,000
Hampton, Virginia, Redevelopment &
   Housing Authority, due 6/15/26 ..........        900                 900,000
Harris County, Texas, Health
   Facility Development, due 2/15/27 .......      2,000               2,000,000
Henrico County, Virginia,
   Industrial Development,
   due 5/01/24 .............................        400                 400,000
Houston, Texas, Water & Sewer Revenue,
   due 12/01/25 ............................      8,835               8,835,000
Illinois Educational Facilities Authority
   Revenue, due 5/01/20 ....................      3,400               3,400,000
Illinois Health Facilities Authority
   Revenue, due 11/01/20 ...................      3,400               3,400,000
Indiana Health Facilities Finance
   Authority Revenue, due 8/01/06 ..........      2,300               2,300,000
Jackson, Mississippi, Industrial
   Development Revenue,
   due 12/01/15 ............................      2,650               2,650,000
Jackson, Mississippi, Industrial
   Sewer Facility, due 12/15/24 ............        500                 500,000
Jefferson Parish, Louisiana, Hospital
   District 2, due 12/01/15 ................      2,700               2,700,000
Kansas City, Missouri, Industrial
   Development Hospital Revenue,
   due 4/15/15 .............................        500                 500,000
Kentucky Economic Development
   Finance Authority, due 11/01/20 .........      5,100               5,100,000
Kokomo, Indiana, Economic
   Development Revenue, due 9/01/30 ........      2,940               2,940,000
Louisa County, Virginia, Industrial
   Development Authority,
   due 1/01/20 .............................      5,000               5,000,000
Louisiana State, Offshore Terminal
   Revenue, due 9/01/17 ....................      5,300               5,300,000
Lubbock, Texas, Health Facilities
   Development Corp., due 7/01/13 ..........        400                 400,000
Madison, Wisconsin, Community
   Development Authority,
   due 6/01/22 .............................      1,125               1,125,000
Mason County, Kentucky,
   Pollution Control, due 10/15/14 .........      3,000               3,000,000
Missouri State Health and Educational
   Facilities Authority, due 11/01/19 ......      1,700               1,700,000
Missouri State Health and Educational
   Facilities Authority, due 9/01/30 .......        500                 500,000
Morton, Illinois, Industrial
   Development, AMT, due 4/01/16 ...........        970                 970,000
Nash County, North Carolina,
   due 12/01/14 ............................      1,000               1,000,000
Nevada Housing Division, AMT,
   due 4/01/20 .............................      1,000               1,000,000
New Hampshire State Housing
   Finance Authority, AMT,
   due 7/01/03 .............................      6,395               6,395,000
New Hanover County, North Carolina,
   due 3/01/14 .............................      2,250               2,250,000
New Mexico State Highway Revenue,
   due 6/15/11 .............................      5,000               5,000,000
New York State Medical Care Facilities
   Finance Authority, due 8/15/22 ..........      3,000               3,000,000
North Carolina Medical Care Hospital
   Authority, due 10/01/13 .................        200                 200,000
North Little Rock, Arkansas,
   Health Facilities, due 4/01/12 ..........      1,400               1,400,000
North Little Rock, Arkansas,
   Health Facilities, due 12/01/21 .........     15,000              15,000,000
North Texas Higher Education
   Authority, AMT, due 4/01/20 .............      2,000               2,000,000
Oak Creek, Wisconsin, Industrial
   Development Authority,
   due 12/01/07 ............................      1,900               1,900,000
Oklahoma State Water Resource Board
   State Loan Revenue, due 9/01/23 .........      3,000               3,000,000
Oklahoma State Water Resource Board
   State Loan Revenue, due 9/01/26 .........      8,200               8,200,000
Orange County, Florida, Industrial
   Development Authority,
   due 1/01/11 .............................        500                 500,000
Ossian, Indiana, Economic Development
   Revenue, AMT, due 12/01/23 ..............        200                 200,000
Pasco County, Florida, School
   District, due 8/01/21 ...................     15,370              15,370,000
Pennsylvania State Higher Education
   Student Loan, due 7/01/18 ...............      2,000               2,000,000
Pennsylvania State Higher Education
   Student Loan, AMT, due 12/01/24 .........      2,000               2,000,000
Peoria, Illinois, Health Care
   Facility Revenue, due 5/01/17 ...........      1,500               1,500,000
Perry County, Mississippi,
   Pollution Control Authority,
   due 3/01/02 .............................        500                 500,000
Person County, North Carolina,
   Pollution Control Authority,
   due 11/01/19 ............................      3,000               3,000,000
Piedmont, South Carolina, Municipal
   Power Agency Revenue,
   due 1/01/22 .............................      4,900               4,900,000
Port Arthur, Texas, Navigation District,
   due 10/01/24 ............................        300                 300,000
Port Arthur, Texas, Navigation District,
   AMT, due 4/01/14 ........................      1,000               1,000,000
Port of Portland, Oregon,
   Special Obligation Revenue,
   due 6/15/27 .............................        800                 800,000
Putnam County, West Virginia,
   Industrial Development Revenue,
   due 10/01/11 ............................        600                 600,000
Rhode Island State Industrial Facilities
   Corp., due 11/01/05 .....................      4,770               4,770,000
Rhode Island State Industrial Facilities
   Corp., AMT, due 6/01/05 .................      4,400               4,400,000
Roswell, Georgia, Multifamily Housing
   Authority, due 8/01/27 ..................      2,500               2,500,000
Rutherford County, Tennessee,
   Industrial Development,
   due 12/01/03 ............................      1,500               1,500,000
Rutherford County, Tennessee,
   Industrial Development,
   due 10/01/07 ............................      3,700               3,700,000
San Antonio, Texas, Electric & Gas,
   due 2/01/18 .............................      7,455               7,455,000
Savannah, Illinois, Industrial
   Development Revenue,
   due 6/01/04 .............................        600                 600,000
Sevier County, Tennessee, Public
   Building Authority, due 6/01/03 .........      5,000               5,000,000
Sevier County, Tennessee, Public
   Building Authority, due 6/01/14 .........      2,200               2,200,000
Sevier County, Tennessee, Public
   Building Authority, due 6/01/21 .........      2,000               2,000,000
Shelby County, Tennessee,
   due 12/01/10 ............................     11,725              11,725,000
Sikeston Missouri, Electric Revenue
   Authority, due 6/01/22 ..................     10,098              10,098,000
South Carolina Jobs Development
   Authority, due 11/01/25 .................      7,050               7,050,000
Southeastern Oklahoma Industrial
   Development Authority,
   due 6/01/16 .............................      3,400               3,400,000
St. Charles County, Missouri, Industrial
   Development Authority,
   due 12/01/07 ............................      1,000               1,000,000
St. Cloud, Minneapolis, Health Care
   Facility Revenue, due 7/01/27 ...........      1,000               1,000,000
State Of Kentucky, Trust Receipts,
   due 5/01/29 .............................      1,000               1,000,000
States Of Oklahoma & Mississippi,
   Home Corp. Trust Receipts,
   due 5/01/30 .............................      1,400               1,400,000
Tarrant County, Texas, Health
   Facilities Development,
   due 11/15/26 ............................      1,000               1,000,000
Texas State, due 4/01/20 ...................      9,440               9,440,100
Texas State, Turnpike Authority,
   due 1/01/23 .............................      3,000               3,000,000
Thornton, Colorado, Industrial
   Development Revenue,
   due 12/15/99 ............................      1,000               1,000,000
Tipton, Indiana, Economic Development
   Revenue, due 7/01/22 ....................      1,065               1,065,000
Traill County, North Dakota, Industrial
   Development, AMT, due 12/01/11 ..........      1,000               1,000,000
Traill County, North Dakota, Industrial
   Development, AMT, due 12/11/11 ..........      1,000               1,000,000
Traill County, North Dakota, Solid
   Waste, AMT, due 12/01/11 ................      2,000               2,000,000
University Athletic Association Of Florida,
   Capital Improvement Revenue,
   due 2/01/20 .............................      1,200               1,200,000
University Of Arizona, due 12/01/19 ........      3,900               3,900,000
Utah State Board of Regents,
   due 11/01/25 ............................        900                 900,000
Utah State Board of Regents,
   AMT, due 11/01/31 .......................        500                 500,000
Vermont Education & Health
   Buildings Agency, due 6/01/22 ...........      5,000               5,000,000
Vermont Industrial Development
   Authority, AMT, due 12/01/11 ............        800                 800,000
Wake County, North Carolina,
   Industrial Pollution Control,
   due 9/01/15 .............................      3,300               3,300,000
Walton County, Georgia,
   Industrial Building Authority,
   due 10/01/00 ............................      1,050               1,050,000
Walton County, Georgia,
   Industrial Building Authority,
   due 10/01/02 ............................      1,080               1,080,000
Washington State Health Care
   Facilities Revenue, due 10/01/05 ........      1,050               1,050,000
Washington State Health Care
   Facilities Revenue, due 1/01/23 .........        200                 200,000
Washington State Public Power
   Supply, due 7/01/15 .....................      7,240               7,240,000
Winchester, Kentucky, Industrial
   Building, due 10/01/18 ..................      1,700               1,700,000
Winnebago County, Illinois,
   Health Care Facilities,
   due 1/01/17 .............................      2,600               2,600,000
Wisconsin Housing & Economic
   Development, due 9/01/26 ................      4,000               4,000,000
Wisconsin State Health Facilities
   Authority, due 1/01/16 ..................      1,600               1,600,000
                                                                   ------------
                                                                    370,893,100
                                                                   ------------
TOTAL INVESTMENTS
   AT AMORTIZED COST .......................      103.9%            502,306,025

OTHER ASSETS, LESS LIABILITIES .............       (3.9)            (18,676,351)
                                                  -----            ------------
NET ASSETS .................................      100.0%           $483,629,674
                                                  =====            ============

AMT--Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days' notice.

See notes to financial statements

--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost and value (Note 1A) ...........    $502,306,025
Cash .........................................................         120,672
Interest receivable ..........................................       3,671,038
                                                                  ------------
 Total assets ................................................     506,097,735
                                                                  ------------

LIABILITIES:
Payable for investments purchased ............................      22,358,722
Payable to affiliate -- Investment Advisory fees (Note 2A) ...          42,652
Accrued expenses and other liabilities .......................          66,687
                                                                  ------------
 Total liabilities ...........................................      22,468,061
                                                                  ------------
NET ASSETS ...................................................    $483,629,674
                                                                  ============

REPRESENTED BY:
Capital paid-in for beneficial interests .....................    $483,629,674
                                                                  ============

--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Year Ended August 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B) ...............................................                        $15,347,673

EXPENSES:
Investment Advisory fees (Note 2A) ........................................    $ 839,583
Administrative fees (Note 2B) .............................................      209,896
Custodian fees ............................................................      188,390
Auditing fees .............................................................       20,900
Trustee fees ..............................................................       10,869
Legal fees ................................................................       10,760
Miscellaneous .............................................................        7,725
                                                                               ---------
 Total Expenses ...........................................................    1,288,123
Less aggregate amount waived by Investment Advisor and Administrator
 (Notes 2A and 2B)                                                              (464,085)
Less fees paid indirectly (Note 1D) .................................             (5,706)
                                                                               ---------
 Net expenses .............................................................                            818,332
                                                                                                   -----------
 Net investment income ....................................................                         14,529,341
NET REALIZED GAIN ON INVESTMENTS ..........................................                              4,286
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................                        $14,533,627
                                                                                                   ===========

See notes to financial statements

--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              YEAR ENDED AUGUST 31,
                                                                                          ----------------------------
                                                                                             1997             1996
                                                                                             ----             ----
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income ....................................................               $ 14,529,341     $ 12,954,867
Net realized gain (loss) on investments ..................................                      4,286          (25,753)
                                                                                         ------------     ------------
 Increase in net assets from operations ..................................                 14,533,627       12,929,114
                                                                                         ------------     ------------

CAPITAL TRANSACTIONS:
Proceeds from contributions ..............................................                574,845,460      426,786,434
Value of withdrawals .....................................................               (477,920,393)    (461,766,719)
                                                                                         ------------     ------------
 Net increase (decrease) in net assets from capital transactions .........                 96,925,067      (34,980,285)
                                                                                         ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS ........................                            111,458,694      (22,051,171)
NET ASSETS:
Beginning of period ......................................................                372,171,080      394,222,251
                                                                                         ------------     ------------
End of period ............................................................               $483,629,774     $372,171,080
                                                                                         ============     ============

--------------------------------------------------------------------------------
  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED AUGUST 31,
                                                                ------------------------------------------------------------
                                                                  1997         1996         1995         1994         1993
                                                                --------     --------     --------     --------     --------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) ..............        $483,630     $372,171     $394,222     $233,108     $277,593
Ratio of expenses to average net assets ................            0.19%        0.30%        0.32%        0.31%        0.31%
Ratio of net investment income to average
  net assets ...........................................            3.46%        3.31%        3.55%        2.33%        2.35%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets .........................            0.31%        0.32%        0.32%        0.32%        0.33%
Net investment income to average net assets ............            3.35%        3.29%        3.55%        2.32%        2.32%

See notes to financial statements

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  Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
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(1) SIGNIFICANT ACCOUNTING POLICIES
Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Portfolio's Administrator. Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INVESTMENT INCOME AND EXPENSES -- Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

C. FEDERAL INCOME TAXES -- The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

E. OTHER -- Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE
A. INVESTMENT ADVISORY FEE -- The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $839,583, of which $333,441 was voluntarily waived for the year ended August 31, 1997. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEE -- Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $209,896, of which $130,644 was voluntarily waived for the year ended August 31, 1997. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $1,317,974,987 and $1,198,665,594, respectively, for the year ended August 31, 1997.

(4) FEDERAL INCOME TAX BASIS OF
    INVESTMENT SECURITIES
The cost of investment securities owned at August 31, 1997, for federal income tax purposes, amounted to $502,306,025.

(5) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1997, the commitment fee allocated to the Portfolio was $1,778. Since the line of credit was established, there have been no borrowings.

--------------------------------------------------------------------------------
 Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND INVESTORS OF
TAX FREE RESERVES PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Reserves Portfolio (a New York Trust) as of August 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1997 and 1996, and the financial highlights for each of the years in the five-year period ended August 31, 1997. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio at August 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 6, 1997